Income Taxes (Taxability of Cash Distributions Paid on Common Shares) (Details) - Parent Company [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Owned, Federal Income Tax Note
Ordinary income (dollars per share)	$ 2.79	$ 3.28	$ 3.07
Ordinary income (percentage per share)	80.20%	100.00%	99.70%
Return of capital (dollars per share)	$ 0.31	$ 0	$ 0
Return of capital (percentage per share)	8.90%	0.00%	0.00%
Un-recaptured Section 1250 gain dividends per share	$ 0.38	$ 0.00	$ 0.01
Un-recaptured Section 1250 gain dividends per share percentage	10.90%	0.00%	0.30%
Total (dollars per share)	$ 3.48	$ 3.28	$ 3.08
Total (percentage per share)	100.00%	100.00%	100.00%